Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended	55 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Revenue
Operating Expenses
General and administrative	63,852	106,683	215,916	125,100	486,741	62,241	621,246	837,162
Exploration costs	108,500		465,196		530,925		553,198	1,018,394
Management fees	279,999		559,998		543,974		556,454	1,116,452
Total Operating Expenses	(452,351)	(106,683)	(1,241,110)	(125,100)	(1,561,640)	(62,241)	(1,730,898)	(2,972,008)
Other income / (expense)
Interest Income		1,250		8,647	8,647	1,192	9,839	9,839
Gain on settlement of note receivable		5,161		5,161	5,161		5,161	5,161
Interest expense	(22)		(22)					(22)
Total other income	(22)	6,411	(22)	13,808	13,808	1,192	15,000	14,978
Loss before income taxes	(452,373)	(100,272)	(1,241,132)	(111,292)	(1,547,832)	(61,049)	(1,715,898)	(2,957,030)
Provision for Income Tax
Net Loss for the Period	(452,373)	(100,272)	(1,241,132)	(111,292)	(1,547,832)	(61,049)	(1,715,898)	(2,957,030)
Net loss attributable to noncontrolling interest	416	6,000	1,341	6,000	18,181		18,181	19,522
Net loss attributable to Lone Star Gold, Inc.	$ (451,957)	$ (94,272)	$ (1,239,791)	$ (105,292)	$ (1,529,651)	$ (61,049)	$ (1,697,717)	$ (2,937,508)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted Average Common Shares Outstanding - Basic and Diluted	88,143,266	115,399,368	89,935,436	117,014,206	118,686,221	115,760,194